Risk Management - Summary of Fair Value Measurement of Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	₩ 674,850	₩ 502,443	₩ 502,829
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	674,850	502,443
Derivative assets	2,691,164	1,000,394
Financial assets at fair value through profit or loss	2,176,172	2,711,285
Total	5,542,186	4,214,122
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	360,096	285,054
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	0
Total	360,096	285,054
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	2,691,164	1,000,394
Financial assets at fair value through profit or loss	2,169,300	2,704,550
Total	4,860,464	3,704,944
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	314,754	217,389
Derivative assets	0	0
Financial assets at fair value through profit or loss	6,872	6,735
Total	₩ 321,626	₩ 224,124